SunAmerica Asset Management, LLC
Harborside 5,185 Hudson Street, Suite 3300
Jersey City NJ 07311

(201) 324-6378
(201) 324-6364 Fax
Edward.Gizzi@AIG.com

Edward Gizzi
Assistant General Counsel

VIA EDGAR

February 23, 2022

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Seasons Series Trust

File Numbers 333-08653 and 811-07725

CIK Number 0001003239

Ladies and Gentlemen:

As Counsel to Seasons Series Trust (the “Registrant”) and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-1A Registration Statement (“Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment.

The Amendment, which is designated as Post-Effective Amendment No. 57 under the 1933 Act and as Amendment No. 59 under the Investment Company Act of 1940, as amended, was filed electronically and accepted on February 22, 2022.

Please direct any questions to the undersigned at (201) 324-6378.

Sincerely,

/s/ Edward Gizzi
Edward Gizzi